Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis [Line Items]
Trading securities	$ 5,197,015	$ 2,366,475
Held-to-maturity debt securities		459,580
Total	5,197,015	2,826,055
Quoted Prices in Active Markets (Level 1) [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis [Line Items]
Trading securities	188,208	191,130
Held-to-maturity debt securities
Total	188,208	191,130
Significant Other Observable Inputs (Level 2) [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis [Line Items]
Trading securities	5,008,807	2,175,345
Held-to-maturity debt securities		459,580
Total	$ 5,008,807	2,634,925
Significant Other Unobservable Inputs (Level 3) [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis [Line Items]
Held-to-maturity debt securities